Loss Per Share - Schedule of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (22,060)	$ (9,688)	$ (88,564)	$ (136,392)
Weighted average shares outstanding
Basic - Note 18 (in shares)	81,201,453	59,901,306	60,101,499	34,833,211
Diluted - Note 18 (in shares)	81,201,453	59,901,306	60,101,499	34,833,211
Basic loss per common share (in dollars per share)	$ (0.27)	$ (0.16)	$ (1.47)	$ (3.92)
Diluted loss per common share (in dollars per share)	$ (0.27)	$ (0.16)	$ (1.47)	$ (3.92)